Other Payables and Accruals	12 Months Ended
Dec. 31, 2021
Other Payables and Accruals
Other Payables and Accruals

14. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of December 31,
	2020	2021
Unearned revenue	59,612	69,768
Accrued off-hire	5,886	2,461
Accrued purchases	9,867	10,169
Accrued interest	33,600	26,186
Other accruals	34,092	44,917
Total	143,057	153,501

The unearned revenue represents charter hires received in advance in December 2021 relating to the hire period of January 2022 for 32 vessels (December 2020: 29 vessels).